Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about financial instruments by category [Table Text Block]
	Fair value through
	profit or loss	Amortized cost	Carrying value	Fair value
As at December 31, 2025	$	$	$	$
Financial assets:
Cash and cash equivalents (note 7)	‐	108,327	108,327	108,327
Accounts receivable	‐	71	71	71
Marketable securities (note 9)(1)	4,526	‐	4,526	4,526
Total financial assets	4,526	108,398	112,924	112,924

Financial liabilities:
Accounts payable and accrued liabilities(2)	13,580	73,473	87,053	87,053
Financial liabilities(2)	77,317	‐	77,317	77,317
Lease liabilities (note 13)	‐	37,075	37,075	37,075
Deferred consideration (note 14(a))	‐	28,242	28,242	28,242
Contingent consideration (note 14(b))	19,320	‐	19,320	19,320
Nkran royalty (note 14(c))	6,988	‐	6,988	6,988
Other non‐current liabilities(2)	11,480	‐	11,480	11,480
Total financial liabilities	128,685	138,790	267,475	267,475
	Fair value through
	profit or loss	Amortized cost	Carrying value	Fair value
As at December 31, 2024	$	$	$	$
Financial assets:
Cash and cash equivalents	‐	105,775	105,775	105,775
Accounts receivable	‐	104	104	104
Marketable securities(1)	1,509	‐	1,509	1,509
Total financial assets	1,509	105,879	107,388	107,388

Financial liabilities:
Accounts payable and accrued liabilities(2)	6,939	48,125	55,064	55,064
Financial liabilities(2)	9,284	‐	9,284	9,284
Lease liabilities	‐	38,872	38,872	38,872
Deferred consideration	‐	50,109	50,109	50,109
Contingent consideration	16,873	‐	16,873	16,873
Nkran royalty	4,388	‐	4,388	4,388
Other non‐current liabilities(2)	4,939	‐	4,939	4,939
Total financial liabilities	42,423	137,106	179,529	179,529

Disclosure of detailed information about losses on derivatives [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Realized losses on ZCC gold hedges (note 19)	44,771	9,515
Unrealized losses on ZCC gold hedges (note 19)	74,553	13,606

Disclosure of detailed information about financial liabilities for decrease (increase) in underlying discount rate [Table Text Block]
	Change in fair value
	Year ended December 31, 2025		Year ended December 31, 2024
	1% increase to	1% decrease to	1% increase to	1% decrease to
	discount rate	discount rate	discount rate	discount rate
	$	$	$	$
Contingent consideration	(539)	559	(612)	641
Nkran royalty	(289)	303	(218)	229

Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
	Foreign currency amount		USD Equivalent
December 31, 2025	C$	GHS	$
Cash and cash equivalents	715	41,910	4,511
Receivables	30	513	70
Value added tax receivables	‐	113,557	10,808
Accounts payable and accrued liabilities	(1,938)	(56,575)	(6,799)
Long‐term incentive plan liabilities	(19,280)	‐	(14,066)
Lease liabilities	(592)	‐	(432)
Net exposure to foreign currency	(21,065)	99,405	(5,908)

	Foreign currency amount		USD Equivalent
December 31, 2024	C$	GHS	$
Cash and cash equivalents	220	118,772	8,232
Receivables	53	941	101
Value added tax receivables	‐	122,325	8,328
Accounts payable and accrued liabilities	(1,901)	(121,094)	(9,529)
Long‐term incentive plan liabilities	(10,640)	‐	(7,405)
Lease liabilities	(117)	‐	(83)
Net exposure to foreign currency	(12,385)	120,944	(356)